May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               GAMCO Gold Fund, Inc. (the "Fund")
                  FILE NOS. 33-79180/811-08518

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2007 (Accession # 0000935069-07-000971).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4919.

                                                       Very truly yours,


                                                       /S/ SEAN MCLAUGHLIN
                                                       Sean McLaughlin
                                                       Regulatory Administration

cc:      B. Alpert
         J. McKee
         R. DiMartino, Esq.
         D. James